SUMMARY OF MATERIAL ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Derecognized property and equipment	$ 2,840	$ 468